UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07943

Nuveen Multistate Trust III

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: May 31

Date of reporting period: February 28, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Georgia Municipal Bond Fund

February 28, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Consumer Staples – 0.9%

$2,000	Cartersville Development Authority, Georgia, Water and Wastewater Facilities Revenue Refunding Bonds, Anheuser Busch Companies Inc., Series 1997, 6.125%, 5/01/27 (Alternative Minimum Tax)	5/07 at 101.00	A1	$2,026,920
	Education and Civic Organizations – 10.4%

	Bulloch County Development Authority, Georgia, Student Housing and Athletic Facility Lease Revenue Bonds, Georgia Southern University, Series 2004:
1,625	5.250%, 8/01/22 – XLCA Insured	8/14 at 100.00	Aaa	1,766,830
1,700	5.250%, 8/01/23 – XLCA Insured	8/14 at 100.00	Aaa	1,846,098

1,235	Carrollton Payroll Development Authority, Georgia, Revenue Anticipation Certificates, University of West Georgia, Campus Center Project, Series 2004, 5.250%, 8/01/23 – MBIA Insured	8/14 at 100.00	AAA	1,342,383

1,400	Carrollton Payroll Development Authority, Georgia, Student Housing Revenue Bonds, University of West Georgia, Series 2004A, 5.000%, 9/01/21 – XLCA Insured	9/14 at 100.00	Aaa	1,489,558

3,000	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Athletic Association, Series 2001, 5.125%, 10/01/32 – AMBAC Insured	4/12 at 100.00	AAA	3,156,810

1,835	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Molecular Science Building, Series 2004, 5.250%, 5/01/17 – MBIA Insured	5/14 at 100.00	AAA	2,005,453

3,000	Fulton County Development Authority, Georiga, General Revenue Bonds, Spelman College, Series 2007, 5.000%, 6/01/32 (WI/DD, Settling 3/21/07)	6/17 at 100.00	Aa3	3,217,560

900	Gainesville Redevelopment Authority, Georgia, Educational Facilities Revenue Bonds, Riverside Military Academy Project, Series 2007, 5.125%, 3/01/37	3/17 at 100.00	N/R	933,534

270	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Spelman College, Series 1994, 6.200%, 6/01/14 – FGIC Insured	4/07 at 100.00	AAA	272,954

3,535	Savannah Economic Development Authority, Georgia, Revenue Bonds, Armstrong Atlantic State University, Compass Point LLC Project, Series 2005, 5.000%, 7/01/25 – XLCA Insured	7/15 at 100.00	AAA	3,782,167

2,190	Savannah Economic Development Authority, Georgia, Revenue Bonds, Armstrong Center LLC, Series 2005A, 5.000%, 12/01/34 – XLCA Insured	12/15 at 100.00	AAA	2,326,218
20,690	Total Education and Civic Organizations			22,139,565
	Health Care – 20.5%

3,150	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Series 1998, 5.375%, 12/01/28	12/08 at 102.00	BB+	3,156,080

4,200	Chatham County Hospital Authority, Savannah, Georgia, Hospital Revenue Improvement Bonds, Memorial Health University Medical Center Inc., Series 2001A, 6.125%, 1/01/24	7/11 at 101.00	A3	4,592,868

2,200	Clark County Hospital Authority, Georgia, Hospital Revenue Bonds, Athens Regional Medical Center, Series 2007, 5.000%, 1/01/32 – MBIA Insured	1/17 at 100.00	AAA	2,352,460

6,000	Clarke County Hospital Authority, Georgia, Hospital Revenue Certificates, Athens Regional Medical Center Project, Series 1999, 5.250%, 1/01/29 – MBIA Insured	1/09 at 101.00	AAA	6,189,479

	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical Center, Series 2004:
1,885	5.000%, 12/01/16	12/14 at 100.00	BBB+	1,959,420
1,000	5.000%, 12/01/26	12/14 at 100.00	BBB+	1,032,040

1,145	Floyd County Hospital Authority, Georgia, Revenue Anticipation Certificates, Floyd Medical Center, Series 2003, 5.000%, 7/01/20 – MBIA Insured	7/13 at 101.00	Aaa	1,222,402

3,085	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2001, 5.500%, 5/15/31	5/11 at 100.00	A–	3,225,460

7,150	Gwinnett County Hospital Authority, Georgia, Revenue Anticipation Certificates, Gwinnett Hospital System Inc. Project, Series 1997B, 5.300%, 9/01/27 – MBIA Insured	2/12 at 102.00	AAA	7,694,972

1,625	Henry County Hospital Authority, Georgia, Revenue Certificates, Henry Medical Center, Series 2004, 5.000%, 7/01/21 – MBIA Insured	7/14 at 101.00	Aaa	1,746,550

Portfolio of Investments (Unaudited)

Nuveen Georgia Municipal Bond Fund (continued)

February 28, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Health Care (continued)

$2,240	Richmond County Development Authority, Georgia, Revenue Bonds, Medical College of Georgia, Cancer Research Center Project, Series 2004A, 5.000%, 12/15/24 – AMBAC Insured	12/14 at 100.00	AAA	$2,392,522

2,250	Royston Hospital Authority, Georgia, Revenue Anticipation Certificates, Ty Cobb Healthcare System Inc., Series 1999, 6.500%, 7/01/27	7/09 at 102.00	N/R	2,341,755

3,250	Savannah Hospital Authority, Georgia, Revenue Bonds, St. Joseph’s/Candler Health System, Series 2003, 5.250%, 7/01/23 – RAAI Insured	1/14 at 100.00	AA	3,487,868

2,250	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia Medical Center, Series 2007, 5.000%, 10/01/33	10/17 at 100.00	A+	2,371,028
41,430	Total Health Care			43,764,904
	Housing/Multifamily – 5.6%

1,400	DeKalb County Housing Authority, Georgia, Multifamily Housing Revenue Bonds, Green of Stonecrest Apartments, Series 2001A-1, 5.550%, 12/01/34 – AMBAC Insured (Alternative Minimum Tax)	12/11 at 100.00	AAA	1,455,608

5,000	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia State University – TUFF/Atlanta Housing LLC, Series 2001A, 5.250%, 9/01/32 – AMBAC Insured	9/11 at 102.00	AAA	5,367,050

4,715	Lawrenceville Housing Authority, Georgia, FNMA Multifamily Housing Revenue Bonds, Knollwood Park Apartments, Series 1997, 6.250%, 12/01/29 (Mandatory put 6/01/15) (Alternative Minimum Tax)	No Opt. Call	AAA	5,161,369
11,115	Total Housing/Multifamily			11,984,027
	Housing/Single Family – 2.5%

1,325	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2002B-2, 5.350%, 12/01/22 (Alternative Minimum Tax)	12/11 at 100.00	AAA	1,377,086

2,080	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2006C-2, 4.550%, 12/01/31 (Alternative Minimum Tax)	12/15 at 100.00	AAA	2,078,336

1,835	Georgia Housing and Finance Authority, Single Family Mortgage Resolution 1 Bonds, Series 2001A-2, 5.700%, 12/01/31 (Alternative Minimum Tax)	12/10 at 100.00	AAA	1,926,842
5,240	Total Housing/Single Family			5,382,264
	Materials – 2.8%

1,500	Effingham County Industrial Development Authority, Georgia, Pollution Control Revenue Refunding Bonds, Georgia-Pacific Project, Series 2001, 6.500%, 6/01/31	6/11 at 101.00	B2	1,597,050

2,000	Richmond County Development Authority, Georgia, Environmental Improvement Revenue Refunding Bonds, International Paper Company, Series 2002A, 6.000%, 2/01/25 (Alternative Minimum Tax)	2/12 at 101.00	BBB	2,143,980

1,000	Savannah Economic Development Authority, Georgia, Pollution Control Revenue Bonds, Union Camp Corporation, Series 1995, 6.150%, 3/01/17	No Opt. Call	Baa3	1,137,050

1,000	Wayne County Development Authority, Georgia, Pollution Control Revenue Refunding Bonds, ITT Rayonier Inc., Series 1993, 6.100%, 11/01/07	5/07 at 100.00	Baa	1,000,870
5,500	Total Materials			5,878,950
	Tax Obligation/General – 7.3%

1,500	Decatur, Georgia, General Obligation Bonds, Series 2007, 4.250%, 1/01/37 – FSA Insured	1/17 at 100.00	AAA	1,491,135

3,000	Forsyth County School District, Georgia, General Obligation Bonds, Series 2005, 5.000%, 2/01/25 – MBIA Insured	2/15 at 100.00	AAA	3,217,740

3,630	Georgia, General Obligation Bonds, Series 2002D, 5.000%, 8/01/18	8/12 at 100.00	AAA	3,860,832

2,500	Georgia, General Obligation Bonds, Series 2005B, 5.000%, 7/01/15	No Opt. Call	AAA	2,743,550

1,500	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2004A, 5.250%, 7/01/23	7/14 at 100.00	BBB	1,619,670

2,500	Wayne County Hospital Authority, Georgia, Hospital Revenue Bonds, Series 2006, 5.000%, 3/01/23 – XLCA Insured	3/16 at 100.00	Aaa	2,669,000
14,630	Total Tax Obligation/General			15,601,927

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)			Value

	Tax Obligation/Limited – 11.1%

$3,310	Atlanta, Georgia, Downtown Development Authority, Revenue Bonds, Downtown Parking Deck, Series 2006A, 5.000%, 12/01/31 – MBIA Insured	6/16 at 100.00		AAA		$3,541,336

360	Burke County Development Authority, Georgia, Industrial Development Revenue Bonds, Georgia Safe Corporation Project, Series 1991, 7.500%, 2/01/11 (Alternative Minimum Tax)	8/07 at 100.00		A3		361,008

960	Cobb-Marietta Coliseum and Exhibit Hall Authority, Cobb County, Georgia, Revenue Bonds, Performing Arts Center, Series 2004, 5.000%, 1/01/22	1/14 at 100.00		AAA		1,027,296

45	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Refunding Bonds, Series 1993, 5.625%, 10/01/26 – MBIA Insured	10/19 at 100.00		AAA		53,591

1,605	Macon-Bibb County Urban Development Authority, Georgia, Revenue Bonds, City of Macon Projects, Series 2002A, 5.000%, 8/01/17	8/12 at 101.00		A		1,704,590

2,995	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Series 2007, 5.250%, 7/01/32 (WI/DD, Settling 3/15/07) – FGIC Insured	No Opt. Call		AAA		3,539,192

2,765	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Refunding Bonds, Series 1992N, 6.250%, 7/01/18	No Opt. Call		AAA		3,237,151

500	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Refunding Bonds, Series 1992P, 6.250%, 7/01/20 – AMBAC Insured	No Opt. Call		AAA		590,285

	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A:
10,000	0.000%, 7/01/30 – FGIC Insured	No Opt. Call		AAA		3,729,900
6,175	0.000%, 7/01/42 – FGIC Insured	No Opt. Call		AAA		1,339,111

3,000	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 2003H, 5.250%, 7/01/15 – FGIC Insured	No Opt. Call		AAA		3,338,940

1,000	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 1996Z, 6.000%, 7/01/18 – FSA Insured	No Opt. Call		AAA		1,203,680
32,715	Total Tax Obligation/Limited					23,666,080
	Transportation – 3.4%

1,000	Atlanta, Georgia, Airport Facilities Revenue Refunding Bonds, Series 1996, 5.250%, 1/01/10 – AMBAC Insured	7/07 at 101.00		AAA		1,010,770

5,835	Atlanta, Georgia, Airport Passenger Facilities Charge Revenue Bonds, Series 2004J, 5.000%, 1/01/34 – FSA Insured	1/15 at 100.00		AAA		6,165,785
6,835	Total Transportation					7,176,555
	U.S. Guaranteed – 9.6% (3)

420	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 1985, 9.750%, 8/01/09 – MBIA Insured (ETM)	8/07 at 100.00		AAA		442,382

3,750	Coweta County Development Authority, Georgia, Revenue Bonds, Newnan Water and Sewer, and Light Commission Project, Series 2002, 5.250%, 1/01/22 (Pre-refunded 1/01/13) - FGIC Insured	1/13 at 100.00		Aaa		4,061,888

1,355	Coweta County Water and Sewer Authority, Georgia, Revenue Bonds, Series 2001, 5.250%, 6/01/26 (Pre-refunded 6/01/11)	6/11 at 102.00		Aaa		1,461,544

2,750	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Series 2000, 5.375%, 10/01/35 (Pre-refunded 10/01/10)	10/10 at 101.00	AA		(3)	2,936,698

4,000	Fulton County Housing Authority, Georgia, Multifamily Housing Revenue Bonds, Concorde Place Apartments Project, Series 1996A, 6.375%, 1/01/27 (Pre-refunded 7/01/08) (Alternative Minimum Tax)	7/08 at 100.00		AAA		4,130,320

1,000	Private Colleges and University Facilities Authority, Georgia, Revenue Bonds, Mercer University, Series 1991, 6.500%, 11/01/15 – MBIA Insured (ETM)	No Opt. Call		AAA		1,170,940

5,000	Rockdale County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 1999A, 5.375%, 7/01/29 (Pre-refunded 1/01/10) – MBIA Insured	1/10 at 101.00		AAA		5,281,950

1,055	Upper Oconee Basin Water Authority, Georgia, Revenue Bonds, Series 1997, 5.250%, 7/01/27 (Pre-refunded 7/01/08) – FGIC Insured	7/08 at 102.00		AAA		1,097,590
19,330	Total U.S. Guaranteed					20,583,312

Portfolio of Investments (Unaudited)

Nuveen Georgia Municipal Bond Fund (continued)

February 28, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Utilities – 8.4%

$465	Camden County Solid Waste Management Authority, Georgia, Revenue Bonds, Series 2002, 5.000%, 3/01/21 – MBIA Insured	3/12 at 100.00	Aaa	$492,514

2,110	Fairburn, Georgia, Combined Utility Revenue Bonds, Series 2000, 5.750%, 10/01/20	10/10 at 101.00	BBB	2,233,182

3,000	Georgia Municipal Electric Authority, General Power Revenue Bonds, Project 1, Series 2007A, 5.000%, 1/01/26 – MBIA Insured	1/17 at 100.00	AAA	3,238,140

1,500	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 1992B, 6.375%, 1/01/16	1/15 at 100.00	A+	1,779,615

1,000	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 1993Z, 5.500%, 1/01/12 – FSA Insured	1/10 at 100.00	AAA	1,054,840

	Monroe County Development Authority, Georgia, Pollution Control Revenue Bonds, Oglethorpe Power Corporation – Scherer Plant, Series 1992A:
500	6.750%, 1/01/10	No Opt. Call	A	538,785
1,000	6.800%, 1/01/12	No Opt. Call	A	1,125,720

1,200	Municipal Electric Authority of Georgia, Project One Revenue Bonds, Series 2005A-2, 0.000%, 1/01/33 – FGIC Insured	1/15 at 35.98	AAA	308,820

3,000	Municipal Electric Authority of Georgia, Project One Subordinated Lien Revenue Bonds, Series 2003A, 5.000%, 1/01/22 – MBIA Insured	1/13 at 100.00	AAA	3,162,750

2,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2004PP, 5.000%, 7/01/23 – FGIC Insured	7/14 at 100.00	AAA	2,149,080

1,675	Summerville, Georgia, Combined Public Utility System Revenue Refunding and Improvement Bonds, Series 2002, 5.750%, 1/01/22	1/12 at 101.00	Baa3	1,790,257
17,450	Total Utilities			17,873,703
	Water and Sewer – 15.8%

7,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/22 – FGIC Insured	No Opt. Call	AAA	8,155,629

2,185	Augusta, Georgia, Water and Sewerage Revenue Bonds, Series 2002, 5.375%, 10/01/19 – FSA Insured	10/12 at 100.00	AAA	2,361,963

	Brunswick, Georgia, Water and Sewerage Revenue Refunding and Improvement Bonds, Series 1992:
500	6.000%, 10/01/11 – MBIA Insured	No Opt. Call	AAA	529,480
400	6.100%, 10/01/19 – MBIA Insured	No Opt. Call	AAA	481,476

	Columbia County, Georgia, Water and Sewerage Revenue Bonds, Series 2004:
1,000	5.000%, 6/01/20 – FSA Insured	6/14 at 100.00	AAA	1,073,800
1,000	5.000%, 6/01/22 – FSA Insured	6/14 at 100.00	AAA	1,071,840

1,000	Commerce, Georgia, Water and Sewer Revenue Refunding and Improvement Bonds, Series 2006, 5.000%, 12/01/25 – FSA Insured	12/15 at 100.00	Aaa	1,077,430

145	Coweta County Water and Sewer Authority, Georgia, Revenue Bonds, Series 2001, 5.250%, 6/01/26	6/11 at 102.00	Aaa	155,004

1,000	DeKalb County, Georgia, Water and Sewer Revenue Bonds, Series 2006A, 5.000%, 10/01/35 – FSA Insured	10/16 at 100.00	AAA	1,074,440

2,500	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Series 2003A, 5.000%, 10/01/23	10/13 at 100.00	AA	2,660,650

1,000	Douglasville-Douglas County Water and Sewer Authority, Georgia, Water and Sewer Revenue Bonds, Series 2005, 5.000%, 6/01/29 – MBIA Insured	12/15 at 100.00	AAA	1,068,260

5,000	East Point Building Authority, Georgia, Revenue Bonds, Water and Sewer Project Revenue Bonds, Series 2006A, 5.000%, 2/01/34 – XLCA Insured	2/16 at 100.00	AAA	5,327,600

1,175	Fayette County, Georgia, Water Revenue Bonds, Series 2002, 5.000%, 10/01/20 – FSA Insured	10/12 at 100.00	AAA	1,244,478

970	Fulton County, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.000%, 1/01/22 – FGIC Insured	1/14 at 100.00	AAA	1,036,183

5,000	Macon Water Authority, Georgia, Water and Sewer Revenue Bonds, Series 2001B, 5.375%, 10/01/18	10/11 at 101.00	AA–	5,382,899

1,000	Midgeville, Georgia, Water and Sewerage Revenue Refunding Bonds, Series 1996, 6.000%, 12/01/16 – FSA Insured	No Opt. Call	AAA	1,145,490
30,875	Total Water and Sewer			33,846,622
$207,810	Total Long-Term Investments (cost $199,680,214) – 98.3%			209,924,829

Principal Amount (000)	Description	Ratings (2)	Value

	Short-Term Investments – 3.8%

$8,200	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand Obligations, Series 1985, 3.340%, 12/01/15 – MBIA Insured (4)	VMIG-1	$8,200,000

	Total Short-Term Investments (cost $8,200,000)		8,200,000

	Total Investments (cost $207,880,214) – 102.1%		218,124,829

	Other Assets Less Liabilities – (2.1)%		(4,403,188)

	Net Assets – 100%		$213,721,641

(1)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(3)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(4)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At February 28, 2007, the cost of investments was $207,880,187.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2007, were as follows:

Gross unrealized:
Appreciation	$10,249,109
Depreciation	(4,467)
Net unrealized appreciation (depreciation) of investments	$10,244,642

Portfolio of Investments (Unaudited)

Nuveen Louisiana Municipal Bond Fund

February 28, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Consumer Staples – 4.8%

	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series 2001B:
$3,235	5.500%, 5/15/30	5/11 at 101.00	BBB	$3,384,231
1,000	5.875%, 5/15/39	5/11 at 101.00	BBB	1,069,520
4,235	Total Consumer Staples			4,453,751
	Education and Civic Organizations – 6.4%

2,000	Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, Ragin’ Cajun Facilities Inc. Project, Series 2002, 5.000%, 10/01/22 – MBIA Insured	10/12 at 102.00	AAA	2,122,360

1,675	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southeastern Louisiana University Student Housing Facilities Inc., Series 2004A, 5.000%, 8/01/27 – MBIA Insured	8/14 at 100.00	Aaa	1,773,356

2,000	Louisiana Public Facilities Authority, Revenue Bonds, Tulane University, Series 2002A, 5.125%, 7/01/27 – AMBAC Insured	7/12 at 100.00	AAA	2,099,000
5,675	Total Education and Civic Organizations			5,994,716
	Energy – 0.4%

500	Louisiana Offshore Terminal Authority, Deepwater Port Revenue Refunding Bonds, LOOP Inc. Project, Series 1998, 5.200%, 10/01/18	10/08 at 100.00	A	509,105
	Health Care – 16.8%

3,400	Louisiana Public Facilities Authority, Health Facilities Revenue Refunding Bonds, Sisters of Mercy Health System of St. Louis Inc., Series 1993A, 5.000%, 6/01/19	No Opt. Call	AA	3,655,272

1,800	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady Health System, Series 1998A, 5.750%, 7/01/25 – FSA Insured	No Opt. Call	AAA	2,147,814

2,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady Health System, Series 2005A, 5.250%, 8/15/32	8/15 at 100.00	A+	2,124,100

2,300	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Touro Infirmary, Series 1999A, 5.625%, 8/15/29	8/09 at 101.00	BBB	2,375,647

1,600	Louisiana Public Facilities Authority, Hospital Revenue Refunding Bonds, Lincoln Health System, Series 1998, 5.150%, 1/01/19	1/08 at 102.00	BBB+	1,586,048

2,615	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series 2004, 5.250%, 7/01/24 – MBIA Insured	7/14 at 100.00	AAA	2,814,995

1,000	Terrebonne Parish Hospital Service District 1, Louisiana, Hospital Revenue Bonds, Terrebonne General Medical Center, Series 1998, 5.375%, 4/01/28 – AMBAC Insured	4/08 at 102.00	AAA	1,033,440
14,715	Total Health Care			15,737,316
	Housing/Multifamily – 2.9%

1,500	Calcasieu Parish Public Trust Authority, Louisiana, Student Housing Lease Revenue Bonds, McNeese State University, Series 2001, 5.250%, 5/01/33 – MBIA Insured	5/11 at 101.00	AAA	1,579,035

1,000	Louisiana Local Government Environmental Facilities and Community Development Authority, GNMA Collateralized Mortgage Revenue Refunding Bonds, Sharlo Apartments, Series 2002A, 6.500%, 6/20/37	6/12 at 105.00	Aaa	1,110,840
2,500	Total Housing/Multifamily			2,689,875
	Housing/Single Family – 7.2%

1,000	Calcasieu Parish Public Trust Authority, Louisiana, Single Family Mortgage Revenue Bonds, Series 2006B, 5.350%, 9/01/38 (Alternative Minimum Tax)	9/16 at 104.00	Aaa	1,074,130

1,030	Calcasieu Parish Public Trust Authority, Louisiana, Single Family Mortgage Revenue Refunding Bonds, Series 2001A, 6.050%, 4/01/32 (Alternative Minimum Tax)	4/11 at 105.00	Aaa	1,078,668

565	East Baton Rouge Mortgage Finance Authority, Louisiana, GNMA/FNMA Mortgage-Backed Securities Program Family Mortgage Revenue Refunding Bonds, Series 1997D, 5.900%, 10/01/30 (Alternative Minimum Tax)	10/07 at 102.00	Aaa	569,842

330	Jefferson Parish Home Mortgage Authority, Louisiana, Single Family Mortgage Revenue Bonds, Series 2000C-1, 7.250%, 6/01/32 (Alternative Minimum Tax)	6/10 at 105.00	Aaa	334,501

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Housing/Single Family (continued)

$1,000	Jefferson Parish Home Mortgage Authority, Louisiana, Single Family Mortgage Revenue Bonds, Series 2006C, 5.000%, 6/01/33	6/16 at 103.00	Aaa	$1,064,020

215	Louisiana Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1997B-1, 5.500%, 12/01/22	6/07 at 102.00	Aaa	216,303

155	Louisiana Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1997B-2, 5.600%, 6/01/17 (Alternative Minimum Tax)	6/07 at 102.00	Aaa	156,108

220	Louisiana Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2000D-2, 7.050%, 6/01/31 (Alternative Minimum Tax)	6/10 at 101.00	Aaa	226,149

190	Louisiana Public Facilities Authority, Single Family Mortgage Revenue Refunding Bonds, Series 1997B, 5.750%, 8/01/31	8/07 at 102.00	Aaa	193,099

225	New Orleans Home Mortgage Authority, Louisiana, Single Family Mortgage Revenue Bonds, Series 1996A, 6.100%, 12/01/29 (Alternative Minimum Tax)	6/07 at 102.00	Aaa	228,843

235	New Orleans Home Mortgage Authority, Louisiana, Single Family Mortgage Revenue Bonds, Series 1997A, 5.850%, 12/01/30 (Alternative Minimum Tax)	12/07 at 102.00	Aaa	238,502

350	New Orleans Home Mortgage Authority, Louisiana, Single Family Mortgage Revenue Refunding Bonds, Series 1998B-2, 5.200%, 12/01/21 (Alternative Minimum Tax)	12/08 at 101.00	Aaa	353,094

660	Rapides Finance Authority, Louisiana, GNMA/FNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Bonds, Series 1998A, 5.450%, 12/01/30 (Alternative Minimum Tax)	6/08 at 102.00	Aaa	672,322

320	Rapides Finance Authority, Louisiana, GNMA/FNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Refunding Bonds, Series 1998B, 5.350%, 6/01/26	6/08 at 102.00	Aaa	326,464
6,495	Total Housing/Single Family			6,732,045
	Long-Term Care – 3.3%

3,000	Louisiana Housing Finance Agency, GNMA Collateralized Mortgage Revenue Bonds, St. Dominic Assisted Care Facility, Series 1995, 6.950%, 9/01/36	3/07 at 102.00	AAA	3,064,050
	Materials – 1.4%

1,250	DeSoto Parish, Louisiana, Environmental Improvement Revenue Bonds, International Paper Company Project, Series 1998A, 5.600%, 11/01/22 (Alternative Minimum Tax)	11/08 at 101.00	BBB	1,283,150
	Tax Obligation/General – 16.5%

1,000	New Orleans, Louisiana, General Obligation Bonds, Series 1998, 5.500%, 12/01/21 – FGIC Insured	No Opt. Call	AAA	1,120,150

3,170	New Orleans, Louisiana, General Obligation Bonds, Series 2005, 5.250%, 12/01/25 – MBIA Insured	12/15 at 100.00	AAA	3,451,591

2,000	New Orleans, Louisiana, General Obligation Refunding Bonds, Series 1991, 0.000%, 9/01/10 – AMBAC Insured	No Opt. Call	AAA	1,747,140

13,875	Orleans Parish School Board, Louisiana, General Obligation Refunding Bonds, Series 1991, 0.000%, 2/01/15 – FGIC Insured	No Opt. Call	AAA	9,166,240
20,045	Total Tax Obligation/General			15,485,121
	Tax Obligation/Limited – 35.1%

335	Ernest N. Morial-New Orleans Exhibition Hall Authority, Louisiana, Special Tax Bonds, Series 1996C, 5.600%, 7/15/25 – MBIA Insured	7/07 at 100.00	AAA	337,211

	Ernest N. Morial-New Orleans Exhibition Hall Authority, Louisiana, Special Tax Revenue Bonds, Senior Subordinate Series 2003A:
560	5.250%, 7/15/19 – AMBAC Insured	7/13 at 100.00	AAA	604,285
1,000	5.250%, 7/15/22 – AMBAC Insured	No Opt. Call	AAA	1,077,610

	Ernest N. Morial-New Orleans Exhibition Hall Authority, Louisiana, Special Tax Revenue Bonds, Senior Subordinate Series 2004:
2,525	5.000%, 7/15/15 – AMBAC Insured	7/14 at 101.00	AAA	2,736,418
2,000	5.000%, 7/15/21 – AMBAC Insured	7/14 at 101.00	AAA	2,147,540

1,000	Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax Revenue Bonds, Series 2001, 5.000%, 12/01/22 – AMBAC Insured (3)	12/11 at 100.00	AAA	1,044,420

2,650	Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax Revenue Refunding Bonds, Series 2002, 5.250%, 12/01/22 – AMBAC Insured	12/12 at 100.00	AAA	2,830,651

Portfolio of Investments (Unaudited)

Nuveen Louisiana Municipal Bond Fund (continued)

February 28, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Tax Obligation/Limited (continued)

$1,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Ascension Parish Library Project, Series 2005, 5.250%, 4/01/35 – AMBAC Insured	4/15 at 100.00	AAA	$1,078,830

5,250	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Capital Projects and Equipment Acquisition Program, Series 2000A, 6.300%, 7/01/30 – AMBAC Insured (4)	No Opt. Call	AAA	6,387,518

	Louisiana State Office Facilities Corporation, Lease Revenue Bonds, State Capitol Complex Program, Series 1999A:
1,000	5.250%, 3/01/17 – MBIA Insured	3/09 at 101.00	AAA	1,035,870
1,000	5.250%, 3/01/18 – MBIA Insured	3/09 at 101.00	AAA	1,037,540

1,000	Louisiana State Office Facilities Corporation, Lease Revenue Bonds, State Capitol Complex Program, Series 2003, 5.000%, 11/01/21 – MBIA Insured	11/13 at 100.00	AAA	1,057,720

2,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006, 4.500%, 5/01/41 – FGIC Insured	5/16 at 100.00	AAA	2,011,100

7,500	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006, 4.750%, 5/01/39 – FSA Insured (UB)	5/16 at 100.00	AAA	7,767,675

1,500	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.375%, 10/01/19	10/10 at 101.00	BBB+	1,635,510

30,320	Total Tax Obligation/Limited			32,789,898
	Transportation – 2.9%

505	New Orleans Aviation Board, Louisiana, Revenue Bonds, Series 1997B-1, 5.450%, 10/01/27 – AMBAC Insured (Alternative Minimum Tax)	10/07 at 102.00	AAA	518,186

2,100	Shreveport, Louisiana, Airport System Revenue Bonds, Series 1997A, 5.375%, 1/01/28 – FSA Insured (Alternative Minimum Tax)	1/08 at 102.00	AAA	2,159,892
2,605	Total Transportation			2,678,078
	Utilities – 6.4%

1,500	DeSoto Parish, Louisiana, Pollution Control Revenue Refunding Bonds, Cleco Utility Group Inc. Project, Series 1999, 5.875%, 9/01/29 – AMBAC Insured (3)	9/09 at 102.00	AAA	1,600,350

4,000	Lafayette City and Parish, Louisiana, Utilities Revenue Bonds, Series 2004, 5.250%, 11/01/20 – MBIA Insured	11/14 at 100.00	AAA	4,366,080
5,500	Total Utilities			5,966,430
$96,840	Total Investments (cost $92,837,144) – 104.1%			97,383,535

	Floating Rate Obligations – (5.4)%			(4,995,000)

	Other Assets Less Liabilities – 1.3%			1,199,468

	Net Assets – 100%			$93,588,003

Futures Contracts Outstanding at February 28, 2007:

Type	Contract Position	Number of Contracts	Contract Expiration	Value at February 28, 2007	Unrealized Appreciation (Depreciation)
U.S. 30-Year Treasury Bond	Short	9	6/07	$1,016,437	$(12,191)
U.S. 10-Year Treasury Note	Short	32	6/07	3,475,000	(28,596)
					$(40,787)

(1)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(3)	Portion of investments, with an aggregate market value of $123,321, has been pledged to collateralize the net payment obligations under future contracts.

(4)	The issuer has received a formal adverse determination from the Internal Revenue Service (the “IRS”) regarding the tax-exempt status of the bonds’ coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140.

At February 28, 2007, the cost of investments was $87,829,388.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2007, were as follows:

Gross unrealized:
Appreciation	$4,590,239
Depreciation	(30,582)
Net unrealized appreciation (depreciation) of investments	$4,559,657

Portfolio of Investments (Unaudited)

Nuveen North Carolina Municipal Bond Fund

February 28, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Consumer Staples – 1.0%

$3,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.500%, 5/15/39	5/12 at 100.00	BBB	$3,135,570
	Education and Civic Organizations – 11.0%

1,550	Appalachian State University, North Carolina, Revenue Bonds, Series 2005, 5.250%, 7/15/17 – MBIA Insured	No Opt. Call	Aaa	1,746,060

6,000	North Carolina Capital Facilities Finance Agency, General Revenue Bonds, Duke University, Series 2007B, 4.250%, 7/01/42	10/16 at 100.00	AA+	5,844,360

	North Carolina Capital Facilities Financing Agency, General Revenue Bonds, Duke University, Series 2006A:
5,000	5.000%, 10/01/39	10/16 at 100.00	AA+	5,351,700
2,000	4.500%, 10/01/40	10/16 at 100.00	AA+	2,016,220

1,000	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Johnson and Wales University, Series 2003A, 5.250%, 4/01/23 – XLCA Insured	4/13 at 100.00	AAA	1,072,820

1,035	University of North Carolina System, Pooled Revenue Bonds, Series 2002B, 5.375%, 4/01/20 – AMBAC Insured	10/12 at 100.00	AAA	1,119,911

1,085	University of North Carolina System, Pooled Revenue Bonds, Series 2004C, 5.000%, 4/01/29 – AMBAC Insured	4/14 at 100.00	Aaa	1,150,350

	University of North Carolina System, Pooled Revenue Refunding Bonds, Series 2002A:
675	5.375%, 4/01/16 – AMBAC Insured	10/12 at 100.00	AAA	731,612
670	5.375%, 4/01/20 – AMBAC Insured	10/12 at 100.00	AAA	724,967

2,105	University of North Carolina Wilmington, Certificates of Participation, Student Housing Project Revenue Bonds, Series 2006, 5.000%, 6/01/37 – FGIC Insured	6/16 at 100.00	AAA	2,243,762

1,025	University of North Carolina, Asheville, General Revenue Refunding Bonds, Series 2002A, 5.000%, 6/01/15 – AMBAC Insured	6/12 at 100.00	Aaa	1,085,578

445	University of North Carolina, Chapel Hill, System Net Revenue Bonds, Series 2001A, 5.000%, 12/01/20	6/11 at 100.00	AA+	466,053

1,710	University of North Carolina, Chapel Hill, System Net Revenue Bonds, Series 2002B, 5.000%, 12/01/11	No Opt. Call	AA+	1,811,061

	University of North Carolina, Chapel Hill, Utilities System Revenue Refunding Bonds, Series 1997:
4,000	0.000%, 8/01/15	No Opt. Call	Aa1	2,886,520
4,265	0.000%, 8/01/18	No Opt. Call	Aa1	2,706,654
2,750	0.000%, 8/01/20	No Opt. Call	Aa1	1,598,988

785	University of North Carolina, Charlotte, Certificates of Participation, Student Housing Project, Series 2005, 5.000%, 3/01/21 – AMBAC Insured	3/15 at 100.00	AAA	843,624
36,100	Total Education and Civic Organizations			33,400,240
	Energy – 0.5%

1,500	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project – Hovensa LLC, Series 2003, 6.125%, 7/01/22 (Alternative Minimum Tax)	1/14 at 100.00	BBB	1,669,590
	Health Care – 16.8%

3,500	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA Carolina Healthcare System, Series 1997A, 5.125%, 1/15/22	7/07 at 102.00	AA	3,566,045

450	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45	1/15 at 100.00	AA	470,997

5,650	North Carolina Medical Care Commission, FHA-Insured Mortgage Revenue Bonds, Morehead Memorial Hospital Project, Series 2005, 5.000%, 11/01/30 – FSA Insured	5/15 at 100.00	AAA	5,989,790

	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s Health System, Series 2007:
6,000	4.500%, 10/01/31	10/17 at 100.00	AA	6,047,639
5,000	5.000%, 10/01/36	10/17 at 100.00	AA	5,336,750

	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Scotland Memorial Hospital, Series 1999:
625	5.500%, 10/01/19 – RAAI Insured	10/08 at 102.00	AA	651,175
1,385	5.500%, 10/01/29 – RAAI Insured	10/08 at 102.00	AA	1,441,259

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Health Care (continued)

$1,055	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Union Regional Medical Center, Series 2002A, 5.250%, 1/01/14	1/12 at 100.00	A	$1,110,335

1,750	North Carolina Medical Care Commission, Healthcare Revenue Bonds, Carolina Medicorp, Series 1996, 5.250%, 5/01/21	5/07 at 100.00	AA–	1,754,165

	North Carolina Medical Care Commission, Healthcare Revenue Refunding Bonds, Novant Health Inc., Series 2006:
6,000	4.500%, 11/01/36	11/16 at 100.00	AA–	6,044,159
4,000	5.000%, 11/01/39	11/16 at 100.00	AA–	4,230,840

3,500	North Carolina Medical Care Commission, Hospital Revenue Bonds, Southeastern Regional Medical Center, Series 1999, 6.250%, 6/01/29	6/09 at 102.00	A	3,716,895

2,955	North Carolina Medical Care Commission, Revenue Bonds, Blue Ridge Healthcare System, Series 2005, 5.000%, 1/01/33 – FGIC Insured	1/15 at 100.00	AAA	3,130,645

2,040	North Carolina Medical Care Commission, Revenue Bonds, Hugh Chatham Memorial Hospital, Series 2007, 5.000%, 8/01/35 – MBIA Insured	2/17 at 100.00	AAA	2,172,131

1,250	North Carolina Medical Care Commission, Revenue Bonds, Northeast Medical Center, Series 2004, 5.000%, 11/01/24	11/14 at 100.00	AA	1,319,575

600	North Carolina Medical Care Commission, Revenue Bonds, Pines at Davidson, Series 2006A, 5.000%, 1/01/36	1/16 at 100.00	N/R	626,544

	Onslow County Hospital Authority, North Carolina, FHA Insured Mortgage Revenue Bonds, Onslow Memorial Hospital Project, Series 2006:
1,200	5.000%, 4/01/31 – MBIA Insured	10/16 at 100.00	AAA	1,278,516
2,000	5.000%, 10/01/34 – MBIA Insured	10/16 at 100.00	AAA	2,130,860
48,960	Total Health Care			51,018,320
	Housing/Single Family – 6.4%

1,175	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 10A, 5.400%, 7/01/32 – AMBAC Insured (Alternative Minimum Tax)	7/10 at 100.00	AAA	1,204,869

910	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 3A, 5.200%, 7/01/26 (Alternative Minimum Tax)	1/09 at 101.00	AA	926,471

2,880	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 4A, 5.300%, 7/01/26 (Alternative Minimum Tax)	1/09 at 100.00	AA	2,929,018

4,565	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 5A, 5.625%, 7/01/30 (Alternative Minimum Tax)	7/09 at 100.00	AA	4,642,285

1,810	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 6A, 6.200%, 1/01/29 (Alternative Minimum Tax)	7/09 at 100.00	AA	1,877,205

1,455	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 25-A, 4.900%, 7/01/37 (Alternative Minimum Tax)	7/16 at 100.00	AA	1,484,537

	North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series 1994Y:
495	6.300%, 9/01/15	3/07 at 100.00	AA	499,594
495	6.350%, 3/01/18	3/07 at 100.00	AA	504,405

435	North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series 1995BB, 6.500%, 9/01/26 (Alternative Minimum Tax)	3/07 at 100.00	AA	444,039

965	North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series 1995DD, 6.200%, 9/01/27 (Alternative Minimum Tax)	3/07 at 100.00	AA	981,916

1,745	North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series 1996LL, 6.200%, 3/01/26 (Alternative Minimum Tax)	3/07 at 101.00	AA	1,790,824

1,195	North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series 1997RR, 5.850%, 9/01/28 (Alternative Minimum Tax)	3/07 at 101.50	AA	1,216,606

925	North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series 1998VV, 5.250%, 3/01/17 (Alternative Minimum Tax)	3/08 at 101.00	AA	949,864
19,050	Total Housing/Single Family			19,451,633

Portfolio of Investments (Unaudited)

Nuveen North Carolina Municipal Bond Fund (continued)

February 28, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Industrials – 0.7%

$2,000	North Carolina Capital Facilities Financing Agency, Exempt Facilities Revenue Bonds, Waste Management Inc., Series 2001, 3.750%, 8/01/14 (Mandatory put 8/01/07) (Alternative Minimum Tax)	No Opt. Call	BBB	$1,995,920
	Long-Term Care – 0.2%

500	North Carolina Medical Care Commission, First Mortgage Revenue Bonds, Deerfield Episcopal Retirement Community Inc., Series 2004A, 5.000%, 11/01/23	11/14 at 100.00	N/R	520,320
	Materials – 1.8%

2,195	Gaston County Industrial Facilities and Pollution Control Financing Authority, North Carolina, National Gypsum Company Project Exempt Facilities Revenue Bonds, Series 2005, 5.750%, 8/01/35 (Alternative Minimum Tax)	8/15 at 100.00	N/R	2,369,437

3,100	Haywood County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Pollution Control Revenue Refunding Bonds, Champion International Corporation, Series 1995, 6.000%, 3/01/20	3/07 at 101.00	Baa3	3,135,681
5,295	Total Materials			5,505,118
	Tax Obligation/General – 5.5%

2,340	Charlotte, North Carolina, General Obligation Bonds, Series 2002A, 5.000%, 7/01/24	7/12 at 100.00	AAA	2,461,774

1,875	Cumberland County, North Carolina, General Obligation School Bonds, Series 2002, 5.000%, 2/01/21	2/12 at 101.00	AA–	1,986,375

1,090	Johnston County, North Carolina, General Obligation Bonds, Series 2005, 5.250%, 2/01/17 – FGIC Insured	2/15 at 100.00	AAA	1,207,785

	North Carolina, General Obligation Bonds, Series 2004A:
2,000	5.000%, 3/01/16	3/14 at 100.00	AAA	2,165,880
2,000	5.000%, 3/01/22	3/14 at 100.00	AAA	2,150,900

1,760	North Carolina, General Obligation Bonds, Series 2005A, 5.000%, 3/01/19	3/15 at 100.00	AAA	1,912,627

	Ramseur, North Carolina, General Obligation Water Refunding Bonds, Series 1997:
120	5.750%, 6/01/18	6/07 at 102.00	N/R	122,920
125	5.750%, 6/01/19	6/07 at 102.00	N/R	128,038
125	5.750%, 6/01/20	6/07 at 102.00	N/R	128,024
130	5.750%, 6/01/21	6/07 at 102.00	N/R	133,132
105	5.750%, 6/01/22	6/07 at 102.00	N/R	107,518

4,000	Wake County, North Carolina, General Obligation Bonds, Series 2005, 5.000%, 5/01/21	5/15 at 100.00	AAA	4,350,520
15,670	Total Tax Obligation/General			16,855,493
	Tax Obligation/Limited – 22.7%

140	Asheville, North Carolina, Certificates of Participation, Series 1992, 6.500%, 2/01/08	8/07 at 100.00	A1	140,301

1,150	Buncombe County, North Carolina, Certificates of Participation, Series 2005, 5.000%, 4/01/22 – AMBAC Insured	4/15 at 100.00	AAA	1,233,306

1,470	Burke County, North Carolina, Certificates of Participation, Series 2006A, 5.000%, 4/01/22 – AMBAC Insured	4/16 at 100.00	AAA	1,587,468

	Cabarrus County, North Carolina, Certificates of Participation, Series 2002:
1,330	5.250%, 2/01/19	2/13 at 100.00	AA–	1,423,699
3,990	5.000%, 2/01/22	2/13 at 100.00	AA–	4,188,862

3,870	Catawba County, North Carolina, Certificates of Participation, Series 2005, 5.000%, 6/01/25 – MBIA Insured	6/15 at 100.00	AAA	4,141,055

1,400	Charlotte, North Carolina, Certificates of Participation, Governmental Facilities Projects, Series 2003G, 5.375%, 6/01/26	6/13 at 100.00	AA+	1,509,172

2,500	Charlotte, North Carolina, Certificates of Participation, Transit Projects, Series 2003A, 5.000%, 6/01/33	6/13 at 100.00	AA+	2,613,800

1,750	Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Series 2002, 5.000%, 6/01/25	6/12 at 101.00	AAA	1,848,910

1,260	Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Series 2004, 5.000%, 6/01/34	6/14 at 100.00	AAA	1,336,255

2,255	Dare County, North Carolina, Certificates of Participation, Series 2002, 5.250%, 6/01/16 – AMBAC Insured	12/12 at 100.00	AAA	2,424,959

	Fayetteville Finance Corporation, North Carolina, Installment Payment Revenue Bonds, Municipal Building Project, Series 2005:
1,990	5.250%, 2/01/17 – MBIA Insured	2/15 at 100.00	AAA	2,184,801
910	5.250%, 2/01/19 – MBIA Insured	2/15 at 100.00	AAA	997,187

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Tax Obligation/Limited (continued)

$2,000	Hartnett County, North Carolina, Certificates of Participation, Series 2002, 5.125%, 12/01/23 – FSA Insured	12/12 at 101.00	AAA	$2,135,300

1,820	Iredell County, North Carolina, Certificates of Participation, Public Facilities Project, Series 2003, 5.250%, 10/01/18 – AMBAC Insured	10/13 at 100.00	Aaa	1,969,003

	Lee County, North Carolina, Certificates of Participation, Public Schools and Community College, Series 2004:
1,715	5.250%, 4/01/19 – FSA Insured	4/14 at 100.00	AAA	1,860,826
1,715	5.250%, 4/01/21 – FSA Insured	4/14 at 100.00	AAA	1,859,935
715	5.250%, 4/01/22 – FSA Insured	4/14 at 100.00	AAA	774,502

4,400	North Carolina Infrastructure Finance Corporation, Certificates of Participation, Capital Improvements, Series 2005A, 5.000%, 2/01/19	2/15 at 100.00	AA+	4,728,328

	North Carolina Infrastructure Finance Corporation, Certificates of Participation, Correctional Facilities, Series 2004A:
2,250	5.000%, 2/01/21	2/14 at 100.00	AA+	2,393,955
1,000	5.000%, 2/01/22	2/14 at 100.00	AA+	1,063,360

3,000	North Carolina Infrastructure Finance Corporation, Lease Purchase Revenue Bonds, North Carolina Facilities Project, Series 2004, 5.000%, 11/01/21	11/14 at 100.00	AA+	3,215,880

2,500	North Carolina, Certificates of Participation, Repair and Renovation Project, Series 2004B, 5.000%, 6/01/20	6/14 at 100.00	AA+	2,653,575

1,290	North Carolina, Certificates of Participation, Series 2003, 5.250%, 6/01/22	6/13 at 100.00	AA+	1,378,778

	Orange County, North Carolina, Certificates of Participation, Public Improvement Project, Series 2006A:
1,080	5.000%, 4/01/20 – AMBAC Insured	4/16 at 100.00	AAA	1,170,601
1,105	5.000%, 4/01/21 – AMBAC Insured	4/16 at 100.00	AAA	1,196,814

	Pitt County, North Carolina, Certificates of Participation, School Facilities Project, Series 2004B:
1,415	5.000%, 4/01/20 – AMBAC Insured	4/14 at 100.00	AAA	1,508,319
1,415	5.000%, 4/01/21 – AMBAC Insured	4/14 at 100.00	AAA	1,507,414
1,415	5.000%, 4/01/22 – AMBAC Insured	4/14 at 100.00	AAA	1,506,508

1,270	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005C, 5.500%, 7/01/16 – AMBAC Insured	No Opt. Call	AAA	1,449,642

2,000	Puerto Rico Municipal Finance Agency, Series 2005A, 5.000%, 8/01/21 – FSA Insured	8/15 at 100.00	AAA	2,173,840

2,000	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 2003H, 5.250%, 7/01/15 – FGIC Insured	No Opt. Call	AAA	2,225,960

1,330	Randolph County, North Carolina, Certificates of Participation, Series 2004, 5.000%, 6/01/19 – FSA Insured	6/14 at 102.00	AAA	1,441,813

1,000	Rutherford County, North Carolina, Certificates of Participation, Series 2002, 5.000%, 9/01/21 – AMBAC Insured	9/12 at 101.00	AAA	1,067,520

665	Union County, North Carolina, Certificates of Participation, Series 2003, 5.000%, 6/01/11 – AMBAC Insured	No Opt. Call	AAA	698,602

1,000	Wilmington, North Carolina, Certificates of Participation, Series 2004, 5.250%, 9/01/24 – AMBAC Insured	9/14 at 100.00	Aaa	1,083,410

2,350	Winston-Salem, North Carolina, Certificates of Participation, Series 2001A, 5.000%, 6/01/20	6/11 at 101.00	AA+	2,477,417
64,465	Total Tax Obligation/Limited			69,171,077
	Transportation – 6.2%

6,000	Charlotte, North Carolina, Airport Revenue Bonds, Series 1999B, 6.000%, 7/01/28 – MBIA Insured (Alternative Minimum Tax)	7/09 at 101.00	AAA	6,326,938

900	Charlotte, North Carolina, Airport Revenue Bonds, Series 2004A, 5.250%, 7/01/24 – MBIA Insured	7/14 at 100.00	AAA	973,593

5,000	Charlotte, North Carolina, Certificates of Participation, Transit Projects Phase 2, Series 2005E, 5.000%, 6/01/35	6/15 at 100.00	AA+	5,299,650

710	Piedmont Triad Airport Authority, North Carolina, Airport Revenue Bonds, Series 1999B, 6.000%, 7/01/21 – FSA Insured (Alternative Minimum Tax)	7/09 at 101.00	AAA	749,994

Portfolio of Investments (Unaudited)

Nuveen North Carolina Municipal Bond Fund (continued)

February 28, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Transportation (continued)

$2,750	Piedmont Triad Airport Authority, North Carolina, Airport Revenue Bonds, Series 2001A, 5.250%, 7/01/15 – FSA Insured	7/11 at 101.00	AAA		$2,920,060

2,445	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2001A, 5.250%, 11/01/19 – FGIC Insured	5/11 at 101.00	Aaa		2,602,898
17,805	Total Transportation				18,873,133
	U.S. Guaranteed – 7.7% (3)

75	Asheville Housing Development Corporation, North Carolina, First Lien Revenue Bonds, Series 1980, 10.500%, 5/01/11 (Pre-refunded 11/01/09)	11/09 at 100.00	N/R	(3)	82,598

3,000	Charlotte, North Carolina, Certificates of Participation, Convention Facilities Project, Series 2000B, 5.500%, 12/01/25 (Pre-refunded 12/01/10)	12/10 at 101.00	AA+	(3)	3,224,190

1,675	Charlotte, North Carolina, Certificates of Participation, Public Safety Facilities Project, Series 2000D, 5.500%, 6/01/25 (Pre-refunded 6/01/10)	6/10 at 101.00	AA+	(3)	1,786,572

4,500	Charlotte, North Carolina, Water and Sewerage System Revenue Bonds, Series 2000, 5.250%, 6/01/25 (Pre-refunded 6/01/10)	6/10 at 101.00	AAA		4,765,455

4,000	Cumberland County, North Carolina, Hospital Facility Revenue Bonds, Cumberland County Hospital System Inc., Cape Fear Valley Health System, Series 1999, 5.250%, 10/01/29 (Pre-refunded 10/01/09)	10/09 at 101.00	A–	(3)	4,191,680

995	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1991A, 6.500%, 1/01/18 (ETM)	No Opt. Call	AAA		1,235,352

4,000	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s Health System, Series 2001, 5.250%, 10/01/31 (Pre-refunded 10/01/11)	10/11 at 101.00	AA	(3)	4,297,680

10	North Carolina Medical Care Commission, Hospital Revenue Bonds, Memorial Mission Hospital, Series 1979A, 7.625%, 10/01/08 (ETM)	No Opt. Call	AAA		10,376

	University of North Carolina System, Pooled Revenue Refunding Bonds, Series 2002A:
480	5.375%, 4/01/16 (Pre-refunded 10/01/12) – AMBAC Insured	10/12 at 100.00	Aaa		521,650
490	5.375%, 4/01/20 (Pre-refunded 10/01/12) – AMBAC Insured	10/12 at 100.00	Aaa		532,517

2,555	University of North Carolina, Chapel Hill, System Net Revenue Bonds, Series 2001A, 5.000%, 12/01/20 (Pre-refunded 6/01/11)	6/11 at 100.00	AA+	(3)	2,691,309
21,780	Total U.S. Guaranteed				23,339,379
	Utilities – 9.0%

5,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 1999D, 6.750%, 1/01/26	1/10 at 101.00	BBB		5,394,100

	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1993B:
1,540	5.500%, 1/01/17 – FGIC Insured	7/07 at 100.00	AAA		1,542,156
5,300	6.000%, 1/01/18 – AMBAC Insured	No Opt. Call	AAA		6,288,979

4,165	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 1999B, 6.500%, 1/01/20	1/10 at 101.00	A3		4,488,912

2,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.250%, 1/01/15 – AMBAC Insured	1/13 at 100.00	AAA		2,150,540

2,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2004PP, 5.000%, 7/01/23 – FGIC Insured	7/14 at 100.00	AAA		2,149,080

2,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/24 – FGIC Insured	7/15 at 100.00	AAA		2,163,420

	Shelby, North Carolina, Combined Enterprise System Revenue Bonds, Series 2004:
1,035	5.000%, 5/01/20 – XLCA Insured	5/14 at 100.00	AAA		1,105,266
610	5.000%, 5/01/24 – XLCA Insured	5/14 at 100.00	AAA		648,668

1,500	Wake County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Revenue Refunding Bonds, Carolina Power and Light Company, Series 2002, 5.375%, 2/01/17	2/12 at 101.00	A3		1,600,815
25,150	Total Utilities				27,531,936

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Water and Sewer – 13.4%

$1,455	Broad River Water Authority, North Carolina, Water System Revenue Bonds, Series 2005, 5.000%, 6/01/18 – XLCA Insured	6/15 at 100.00	Aaa	$1,570,294

1,280	Brunswick County, North Carolina, Enterprise System Revenue Bonds, Series 2004A, 5.250%, 4/01/23 – FSA Insured	4/14 at 100.00	AAA	1,386,944

2,000	Charlotte, North Carolina, Water and Sewerage System Revenue Bonds, Series 2001, 5.125%, 6/01/26	6/11 at 101.00	AAA	2,119,240

2,825	Charlotte, North Carolina, Water and Sewerage System Revenue Bonds, Series 2005A, 5.000%, 12/01/21	12/14 at 102.00	AAA	3,091,963

1,690	Greensboro, North Carolina, Combined Enterprise System Revenue Bonds, Series 2005A, 5.000%, 6/01/25	6/15 at 100.00	AA+	1,818,220

	Onslow County, North Carolina, Combined Enterprise System Revenue Bonds, Series 2004B:
515	5.000%, 6/01/23 – XLCA Insured	6/14 at 100.00	AAA	548,640
1,030	5.000%, 6/01/24 – XLCA Insured	6/14 at 100.00	AAA	1,095,941

1,000	Orange Water and Sewerage Authority, North Carolina, Water and Sewerage System Revenue Bonds, Series 2004A, 5.250%, 7/01/20	7/14 at 100.00	AA+	1,088,080

2,335	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2005, 5.000%, 3/01/21	3/15 at 100.00	AAA	2,527,731

	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2006A:
12,000	5.000%, 3/01/31 (UB)	3/16 at 100.00	AAA	12,886,080
7,000	5.000%, 3/01/36 (UB)	3/16 at 100.00	AAA	7,500,500

3,680	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2006A, 4.500%, 3/01/36	3/16 at 100.00	AAA	3,722,136

1,330	Union County, North Carolina, Enterprise System Revenue Bonds, Series 2003A, 5.000%, 6/01/29 – FSA Insured	6/13 at 100.00	AAA	1,398,030
38,140	Total Water and Sewer			40,753,799
$299,415	Total Investments (cost $300,311,053) – 102.9%			313,221,528

	Floating Rate Obligations – (4.2)%			(12,665,000)

	Other Assets Less Liabilities – 1.3%			3,956,372

	Net Assets – 100%			$304,512,900

(1)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(3)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

(ETM)	Escrowed to maturity.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140.

At February 28, 2007, the cost of investments was $287,613,671.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2007, were as follows:

Gross unrealized:
Appreciation	$12,965,312
Depreciation	(22,097)
Net unrealized appreciation (depreciation) of investments	$12,943,215

Portfolio of Investments (Unaudited)

Nuveen Tennessee Municipal Bond Fund

February 28, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Consumer Discretionary – 1.8%

$5,825	Maury County Industrial Development Board, Tennessee, Multi-Modal Interchangeable Rate Pollution Control Revenue Refunding Bonds, Saturn Corporation, Series 1994, 6.500%, 9/01/24	3/07 at 100.00	B–	$5,912,899
	Consumer Staples – 0.4%

1,245	South Fulton Industrial Development Board, Tennessee, Revenue Bonds, Tyson Foods Inc., Series 1995, 6.400%, 10/01/20 (Alternative Minimum Tax)	4/07 at 101.00	Ba1	1,251,387
	Education and Civic Organizations – 0.5%

1,500	Tennessee State School Bond Authority, Higher Educational Facilities Second Program Bonds, Series 2005A, 5.000%, 5/01/25 – MBIA Insured	5/15 at 100.00	AAA	1,610,670
	Energy – 1.3%

4,000	Maury County Industrial Development Board, Tennessee, Solid Waste Disposal Revenue Bonds, Occidental Petroleum Company, Series 2000B, 6.300%, 8/01/18 (Alternative Minimum Tax)	8/10 at 100.00	BBB+	4,208,520
	Health Care – 11.8%

3,060	Blount County, Tennessee, Hospital Revenue Improvement Bonds, Blount Memorial Hospital, Series 1998B, 5.125%, 7/01/19	7/08 at 100.00	Baa1	3,074,749

3,000	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain States Health Alliance, Series 2006A, 5.250%, 7/01/26	7/16 at 100.00	BBB+	3,193,440

3,675	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds, Baptist Health System of East Tennessee Inc., Series 2002, 6.375%, 4/15/22	4/12 at 101.00	Baa3	3,982,304

1,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds, Fort Sanders Alliance Obligated Group, Series 1993A, 6.250%, 1/01/13 – MBIA Insured	No Opt. Call	AAA	1,126,930

	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Refunding Bonds, Covenant Health, Series 2006:
1,490	0.000%, 1/01/36	1/17 at 38.98	A–	360,357
7,555	0.000%, 1/01/42	1/17 at 28.53	A–	1,329,378

6,195	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc., Series 1999, 5.625%, 4/01/29	4/09 at 101.00	Baa1	6,410,772

7,500	Shelby County Health, Educational and Housing Facilities Board, Tennessee, St. Jude’s Childrens Hospital Series 2006, 5.000%, 7/01/36 (UB)	7/16 at 100.00	Aa2	7,956,300

6,000	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Wellmont Health System, Series 2006C, 5.250%, 9/01/36	9/16 at 100.00	BBB+	6,349,740

	Sullivan County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds, Wellmont Health System, Series 2003:
2,000	5.000%, 9/01/15 – RAAI Insured	9/13 at 100.00	AA	2,118,540
3,500	5.000%, 9/01/18 – RAAI Insured	9/13 at 100.00	AA	3,688,160
44,975	Total Health Care			39,590,670
	Housing/Multifamily – 3.5%

	Chattanooga Health, Educational and Housing Facilities Board, Tennessee, GNMA Collateralized Housing Revenue Bonds, Rainbow Creek Apartments Project, Series 1999:
410	6.125%, 11/20/19 (Alternative Minimum Tax)	11/09 at 102.00	AAA	432,525
3,955	6.375%, 11/20/39 (Alternative Minimum Tax)	11/09 at 102.00	AAA	4,169,124

	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, FHA-Insured Housing Revenue Bonds, Herman Street Apartments, Series 1992:
250	7.000%, 6/01/17	6/07 at 100.00	AAA	251,478
485	7.250%, 6/01/32	6/07 at 100.00	AAA	487,721

3,485	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, GNMA Collateralized Multifamily Housing Revenue Bonds, Berkshire Place, Series 2000, 6.125%, 3/20/39 (Alternative Minimum Tax)	3/10 at 102.00	Aaa	3,636,911

2,720	Metropolitan Government of Nashville-Davidson County Industrial Development Board, Tennessee, GNMA Collateralized Multifamily Housing Revenue Refunding Bonds, Valley Forge Apartments, Series 2000A, 6.375%, 1/20/31	1/10 at 102.00	Aaa	2,872,266

11,305	Total Housing/Multifamily			11,850,025

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Housing/Single Family – 4.8%

$60	Hamilton County, Tennessee, GNMA Certificates Single Family Mortgage Revenue Bonds, Home Purchase and Rehabilitation Program, Series 1990, 8.000%, 9/01/23 (Alternative Minimum Tax)	3/07 at 100.00	AAA	$61,034

285	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 1996-3, 5.850%, 7/01/17 (Alternative Minimum Tax)	7/07 at 102.00	AA	285,516

280	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 1996-4A, 6.375%, 7/01/22 (Alternative Minimum Tax)	7/07 at 101.00	AA	284,273

2,245	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 1998-2, 5.375%, 7/01/29 (Alternative Minimum Tax)	1/09 at 101.00	AA	2,296,119

925	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 1999-3, 6.000%, 1/01/20 (Alternative Minimum Tax)	1/09 at 101.00	AA	956,302

4,810	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2002A, 5.400%, 7/01/32 – FSA Insured (Alternative Minimum Tax)	7/11 at 100.00	AAA	4,976,955

1,515	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2004, 5.000%, 7/01/34 (Alternative Minimum Tax)	7/13 at 100.00	AA	1,540,573

5,480	Tennessee Housing Development Agency, Homeownership Program Remarketed Bonds, Series 1996-5B, 5.375%, 7/01/23 (Alternative Minimum Tax)	1/09 at 101.00	AA	5,609,876
15,600	Total Housing/Single Family			16,010,648
	Tax Obligation/General – 19.4%

	Dickson County, Tennessee, General Obligation Refunding Bonds, Series 2002:
2,250	5.000%, 3/01/17 – FGIC Insured	3/13 at 102.00	Aaa	2,429,708
1,000	5.000%, 3/01/19 – FGIC Insured	3/13 at 102.00	Aaa	1,079,590

1,365	Greene County, Tennessee, General Obligation Bonds, Series 2005B, 5.000%, 6/01/22 – MBIA Insured	6/16 at 100.00	Aaa	1,479,005

3,700	Knoxville County, Tennessee, General Obligation Bonds, Series 2002, 5.500%, 4/01/15	No Opt. Call	AA	4,164,683

6,070	Knoxville, Tennessee, General Obligation Bonds, Series 2002A, 5.000%, 5/01/25	5/12 at 100.00	AA	6,365,366

1,000	Lincoln County, Tennessee, General Obligation Refunding Bonds, Series 2001, 5.250%, 4/01/19 – FGIC Insured	No Opt. Call	Aaa	1,138,970

1,000	Marion County, Tennessee, General Obligation Rural School Bonds, Series 2001, 5.000%, 4/01/24 – AMBAC Insured	4/11 at 100.00	Aaa	1,040,810

4,655	Memphis, Tennessee, General Obligation Bonds, Series 2003, 5.000%, 5/01/20	5/11 at 101.00	A1	4,900,039

3,450	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Series 2004, 5.250%, 6/01/15	6/14 at 100.00	AA	3,775,991

2,000	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Series 2005C, 5.000%, 2/01/19	2/15 at 100.00	AA	2,162,000

6,000	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Refunding Bonds, Series 1997, 5.125%, 5/15/25	5/07 at 102.00	AA	6,133,560

3,600	Metropolitan Nashville & Davidson Counties, Tennessee, General Obligation Bonds, Series 2005B, 5.000%, 1/01/11	No Opt. Call	AA	3,775,860

1,300	Montgomery County, Tennessee, General Obligation Bonds, Series 2004, 5.000%, 5/01/15 – FGIC Insured	5/14 at 102.00	Aaa	1,418,989

1,120	Overton County, Tennessee, General Obligation Bonds, Series 2004, 5.000%, 4/01/14 – MBIA Insured	No Opt. Call	Aaa	1,209,690

	Putnam County, Tennessee, General Obligation School Refunding Bonds, Series 2001:
1,000	5.250%, 4/01/18 – FGIC Insured	No Opt. Call	Aaa	1,129,720
2,960	5.250%, 4/01/19 – FGIC Insured	No Opt. Call	Aaa	3,365,194
2,645	5.250%, 4/01/20 – FGIC Insured	No Opt. Call	Aaa	3,018,500

1,205	Roane County, Tennessee, General Obligation Rural School Bonds, Series 2004, 5.000%, 5/01/16 – MBIA Insured	5/14 at 100.00	Aaa	1,301,123

3,500	Shelby County, Tennessee, General Obligation Bonds, Series 2005A, 5.000%, 4/01/17 – AMBAC Insured	4/15 at 100.00	AAA	3,802,785

Portfolio of Investments (Unaudited)

Nuveen Tennessee Municipal Bond Fund (continued)

February 28, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Tax Obligation/General (continued)

$1,645	Smith County, Tennessee, General Obligation Bonds, Series 2005, 5.000%, 4/01/20 – AMBAC Insured	4/15 at 102.00	Aaa		$1,800,173

1,750	Sullivan County, Tennessee, General Obligation Bonds, Series 2004, 5.000%, 5/01/17 – AMBAC Insured	5/15 at 102.00	Aaa		1,928,273

1,965	Sullivan County, Tennessee, General Obligation Bonds, Series 2005, 5.000%, 4/01/24 – AMBAC Insured	4/15 at 102.00	Aaa		2,141,732

1,000	Williamson County, Tennessee, General Obligation Bonds, Rural School, Series 2002, 5.000%, 3/01/17	3/13 at 102.00	Aa1		1,077,070

1,200	Williamson County, Tennessee, General Obligation Bonds, Rural School, Series 2004B, 5.000%, 5/01/20	5/15 at 100.00	Aa1		1,298,124

1,435	Williamson County, Tennessee, General Obligation Bonds, Rural School, Series 2004, 5.000%, 4/01/18	No Opt. Call	Aa1		1,588,932

1,350	Williamson County, Tennessee, General Obligation Bonds, Series 2004B, 5.000%, 5/01/22	5/15 at 100.00	Aa1		1,457,433
60,165	Total Tax Obligation/General				64,983,320
	Tax Obligation/Limited – 6.5%

5,000	Chattanooga Industrial Development Board, Tennessee, Lease Rental Revenue Bonds, Series 2000, 5.625%, 10/01/30 – AMBAC Insured	10/10 at 100.00	AAA		5,281,100

1,790	Coffee County Public Building Authority, Manchester, Tennessee, General Obligation Local Government Improvement Bonds, Series 2003Z-1-A, 5.375%, 6/01/18 – AMBAC Insured	6/13 at 100.00	Aaa		1,948,200

10,000	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena, Series 2002A, 5.125%, 11/01/28 – AMBAC Insured	11/12 at 100.00	AAA		10,549,999

4,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Refunding and Improvement Bonds, Meharry Medical College, Series 1996, 5.000%, 12/01/24 – AMBAC Insured	6/09 at 100.00	AAA		4,076,640
20,790	Total Tax Obligation/Limited				21,855,939
	Telecommunication Services – 0.8%

2,700	Fayetteville, Tennessee, Revenue Bonds, Broadband Telecommunications Network, Series 2000, 6.500%, 4/01/20	4/08 at 101.00	N/R		2,657,799
	Transportation – 3.8%

	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 1999D:
4,000	6.000%, 3/01/24 – AMBAC Insured (Alternative Minimum Tax)	3/10 at 101.00	AAA		4,261,880
1,640	6.125%, 3/01/25 – AMBAC Insured (Alternative Minimum Tax)	3/10 at 101.00	AAA		1,753,127

3,710	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 2001A, 5.500%, 3/01/17 – FSA Insured (Alternative Minimum Tax)	3/11 at 100.00	AAA		3,920,543

2,850	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 2001B, 5.125%, 3/01/26 – FSA Insured	3/11 at 100.00	AAA		2,969,472
12,200	Total Transportation				12,905,022
	U.S. Guaranteed – 25.6% (3)

1,520	Clarksville, Tennessee, Water, Sewer, and Gas Revenue Refunding and Improvement Bonds, Series 1992, 0.000%, 2/01/16 – MBIA Insured (ETM)	No Opt. Call	AAA		1,074,914

	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding and Improvement Bonds, Johnson City Medical Center, Series 1998C:
2,365	5.125%, 7/01/25 – MBIA Insured (ETM)	1/09 at 101.00	AAA		2,444,322
9,395	5.250%, 7/01/28 – MBIA Insured (ETM)	1/09 at 101.00	AAA		9,722,227

7,795	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding and Improvement Bonds, Johnson City Medical Center, Series 1998C, 5.125%, 7/01/25 (Pre-refunded 7/01/23) – MBIA Insured	7/23 at 100.00	AAA		8,040,931

	Knoxville, Tennessee, Electric System Revenue Bonds, Series 2001U:
1,000	5.125%, 7/01/20 (Pre-refunded 7/01/10)	7/10 at 100.00	AA	(3)	1,045,160
3,000	5.125%, 7/01/27 (Pre-refunded 7/01/10)	7/10 at 100.00	AA	(3)	3,135,480

490	Memphis, Tennessee, General Improvement Bonds, Series 1999A, 5.000%, 10/01/19 (Pre-refunded 10/01/07)	10/07 at 101.00	A1	(3)	498,747

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	U.S. Guaranteed (3) (continued)

$3,100	Memphis, Tennessee, General Improvement Bonds, Series 2002, 5.250%, 11/01/22 (Pre-refunded 11/01/10)	11/10 at 101.00	A1	(3)	$3,298,865

4,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Adventist Health System/Sunbelt Obligated Group, Series 2000, 6.600%, 11/15/30 (Pre-refunded 11/15/10)	11/10 at 101.00	A+	(3)	4,434,440

2,425	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Health Facility Revenue Bonds, Richland Place Inc., Series 1998, 5.500%, 5/01/23 (Pre-refunded 2/02/08) – RAAI Insured	2/08 at 102.00	AA	(3)	2,498,647

975	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mur-Ci Homes Inc., Series 1992A, 9.000%, 10/01/22 (Pre-refunded 10/01/07)	10/07 at 105.00	N/R	(3)	1,049,354

18,670	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Subordinate Lien Revenue Bonds, Volunteer Healthcare Systems Inc., Series 1988, 0.000%, 6/01/21 (ETM)	No Opt. Call	Aaa		10,365,210

	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Improvement Bonds, Series 2001 A:
7,445	5.500%, 10/15/17 (Pre-refunded 10/15/11) (UB)	10/11 at 100.00	AAA		7,607,689
7,055	5.250%, 10/15/18 (Pre-refunded 10/15/11) (UB)	10/11 at 100.00	AAA		7,949,622

	Montgomery County Health, Educational and Housing Board, Tennessee, Hospital Revenue Refunding and Improvement Bonds, Clarksville Regional Health System, Series 1998:
1,500	5.375%, 1/01/18 (Pre-refunded 1/01/08)	1/08 at 101.00	Baa2	(3)	1,534,275
7,500	5.375%, 1/01/28 (Pre-refunded 1/01/08)	1/08 at 101.00	Baa2	(3)	7,671,375

245	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E, 6.000%, 8/01/26 – AGC Insured (ETM)	No Opt. Call	AAA		313,250

5,200	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, St. Jude’s Children’s Research Foundation, Series 1999, 5.375%, 7/01/29 (Pre-refunded 7/01/09)	7/09 at 102.00	N/R	(3)	5,485,792

	Sullivan County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds, Wellmont Health System, Series 2002:
2,345	6.250%, 9/01/22 (Pre-refunded 9/01/12)	9/12 at 101.00	N/R	(3)	2,635,358
1,405	6.250%, 9/01/22 (Pre-refunded 9/01/12)	9/12 at 101.00	N/R	(3)	1,578,967

2,000	Tennessee State School Bond Authority, Higher Educational Facilities Second Program Bonds, Series 2002A, 5.125%, 5/01/27 (Pre-refunded 5/01/12) – FSA Insured	5/12 at 100.00	AAA		2,137,380

940	White House Utility District, Robertson and Sumner Counties, Tennessee, Water and Sewerage Revenue Refunding Bonds, Series 2001, 5.125%, 1/01/26 (Pre-refunded 1/01/11) – FSA Insured	1/11 at 100.00	Aaa		989,406

360	Wilson County Water and Wastewater Authority, Tennessee, Waterworks Revenue Refunding and Improvement Bonds, Series 1993, 6.000%, 3/01/14 (Pre-refunded 3/01/08)	3/08 at 102.00	Baa1	(3)	375,005
90,730	Total U.S. Guaranteed				85,886,416
	Utilities – 14.4%

2,000	Clarksville Natural Gas Acquisition Corporation, Tennessee, Natural Gas Revenue Bonds, Series 2006, 5.000%, 12/15/21	No Opt. Call	AA–		2,206,300

1,830	Clarksville, Tennessee, Water, Sewer and Gas Revenue Refunding Bonds, Series 2002, 5.250%, 2/01/17 – FSA Insured	No Opt. Call	Aaa		2,056,170

7,500	Clarksville, Tennessee, Water, Sewer, and Gas Revenue Refunding and Improvement Bonds, Series 2001, 5.000%, 2/01/22 – FSA Insured	2/11 at 100.00	Aaa		7,794,600

1,100	Dickson, Tennessee, Electric System Revenue Bonds, Series 2002, 5.000%, 9/01/16 – FSA Insured	9/12 at 102.00	Aaa		1,182,929

	Memphis, Tennessee, Subordinate Lien Electric System Revenue Bonds, Series 2003A:
2,000	5.000%, 12/01/14 – MBIA Insured	12/13 at 100.00	AAA		2,152,500
2,855	5.000%, 12/01/17 – MBIA Insured	12/13 at 100.00	AAA		3,053,308

7,800	Metropolitan Government of Nashville-Davidson County, Tennessee, Electric System Revenue Bonds, Series 1996A, 0.000%, 5/15/11 – MBIA Insured	No Opt. Call	AAA		6,642,090

Portfolio of Investments (Unaudited)

Nuveen Tennessee Municipal Bond Fund (continued)

February 28, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Utilities (continued)

$3,000	Metropolitan Government of Nashville-Davidson County, Tennessee, Electric System Revenue Bonds, Series 1998A, 5.200%, 5/15/23	5/08 at 102.00	AA	$3,104,100

9,000	Metropolitan Government of Nashville-Davidson County, Tennessee, Electric System Revenue Bonds, Series 2001A, 5.125%, 5/15/26	5/11 at 100.00	AA	9,394,559

5,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/23 – FGIC Insured	7/15 at 100.00	AAA	5,415,950

5,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005SS, 5.000%, 7/01/23 – MBIA Insured	7/15 at 100.00	AAA	5,415,950
47,085	Total Utilities			48,418,456
	Water and Sewer – 8.7%

1,000	Dickson County Water Authority, Tennessee, Waterworks System Revenue Bonds, Series 2002, 5.000%, 12/01/19 – FGIC Insured	12/12 at 100.00	Aaa	1,061,220

2,525	Hallsdale-Powell Utility District, Knox County, Tennessee, Water and Sewer Revenue Bonds, Series 2006, 5.000%, 4/01/36 – FGIC Insured	4/17 at 100.00	AAA	2,705,790

1,840	Harpeth Valley Utility District, Davidson and Williamson Counties, Tennessee, Revenue Bonds, Series 2005, 5.000%, 9/01/24 – MBIA Insured	9/15 at 100.00	Aaa	1,984,661

	Harpeth Valley Utility District, Davidson and Williamson Counties, Tennessee, Revenue Bonds, Utility Improvements, Series 2004:
1,175	5.000%, 9/01/19 – MBIA Insured	9/14 at 100.00	Aaa	1,264,606
1,225	5.000%, 9/01/20 – MBIA Insured	9/14 at 100.00	Aaa	1,316,508

3,000	Madison Suburban Utility District, Tennessee, Water Revenue Refunding Bonds, Series 1995, 5.000%, 2/01/19 – MBIA Insured	2/08 at 100.00	AAA	3,033,270

5,000	Memphis, Tennessee, Sanitary Sewerage System Revenue Bonds, Series 2002, 5.000%, 10/01/21	10/12 at 100.00	AA	5,295,650

	Rutherford County Consolidated Utility District, Tennessee, Waterworks Revenue Bonds, Series 2004:
1,295	5.000%, 2/01/20 – MBIA Insured	2/14 at 102.00	Aaa	1,405,036
1,300	5.000%, 2/01/22 – MBIA Insured	2/14 at 100.00	Aaa	1,408,810

2,000	Rutherford County Consolidated Utility District, Tennessee, Waterworks Revenue Bonds, Series 2006, 5.000%, 2/01/36 – FSA Insured	2/16 at 100.00	Aaa	2,137,200

1,060	White House Utility District, Robertson and Sumner Counties, Tennessee, Water and Sewerage Revenue Refunding Bonds, Series 2001, 5.125%, 1/01/26 – FSA Insured	1/11 at 100.00	Aaa	1,102,782

5,000	White House Utility District, Robertson and Sumner Counties, Tennessee, Water and Sewerage Revenue Refunding Bonds, Series 2006, 5.000%, 1/01/28 – MBIA Insured	1/17 at 100.00	Aaa	5,405,350

1,140	Wilson County Water and Wastewater Authority, Tennessee, Waterworks Revenue Refunding and Improvement Bonds, Series 1993, 6.000%, 3/01/14	3/08 at 102.00	Baa1	1,183,331
27,560	Total Water and Sewer			29,304,214
$345,680	Total Investments (cost $328,888,059) – 103.3%			346,445,985

	Floating Rate Obligations – (4.4)%			(14,670,000)

	Other Assets Less Liabilities – 1.1%			3,716,779

	Net Assets – 100%			$335,492,764

Forward Swaps outstanding at February 28, 2007:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (4)	Termination Date	Unrealized Appreciation (Depreciation)
Morgan Stanley	$8,000,000	Pay	3-Month USD-LIBOR	5.311%	Semi-Annually	2/21/08	2/21/25	$78,080

USD-LIBOR	(United States Dollar-London Inter-Bank Offered Rate)

(1)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(3)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(4)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

N/R	Not rated.

(ETM)	Escrowed to maturity.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140.

At February 28, 2007, the cost of investments was $314,058,668.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2007, were as follows:

Gross unrealized:
Appreciation	$17,764,521
Depreciation	(47,983)
Net unrealized appreciation (depreciation) of investments	$17,716,538

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are not effective due to the matter discussed in Item(b) below, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

An internal control deficiency exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A significant deficiency is a control deficiency, or combination of control deficiencies, that adversely affects the registrant’s ability to initiate, authorize, record, process or report external financial data reliably in accordance with generally accepted accounting principles such that there is more than a remote likelihood that a misstatement of the registrant’s annual or interim financial statements that is more than inconsequential will not be prevented or detected. A material weakness is a significant deficiency, or combination of significant deficiencies, that results in more than a remote likelihood that a material misstatement of the annual or interim financial statements will not be prevented or detected.

During the registrant’s reporting period ending on February 28, 2007, the following control deficiency was identified and determined to be a material weakness, as defined above, in the registrant’s internal control over financial reporting. The registrant’s controls related to the review and analysis of the relevant terms and conditions of certain transfers of municipal securities were not operating effectively to appropriately determine whether the transfers qualified for sale accounting under the provisions of Statement of Financial Accounting Standards No. 140 “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities” (FASB 140). Although the error resulting from the misapplication of FASB 140 did not cause the November 30, 2006 financial statements to become materially misleading requiring restatement, it is management’s opinion that the controls in place were not sufficient to preclude a material misstatement that could have occurred in an annual or interim financial statement. Fund Management has taken the necessary actions as it deemed necessary to revise its internal controls over financial reporting to seek to increase the control’s effectiveness.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: Ex-99. CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust III

By (Signature and Title)	/s/ Jessica R. Droeger
Vice President and Secretary

Date: April 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: April 27, 2007

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: April 27, 2007